SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities, brought forward	$ 1,426,901	$ 1,265,753	$ 1,265,753	$ 1,405,090
Add: recognized as deferred revenue	477,803	1,426,901	1,426,901	1,265,753
Less: recognized as revenue	(1,154,176)	(1,265,753)	(1,265,753)	(1,405,090)
Contract liabilities, carried forward	$ 750,528	$ 1,426,901	$ 1,426,901	$ 1,265,753